Trade and other payables	12 Months Ended
Mar. 31, 2025
Trade and other payables
Trade and other payables

15. Trade and other payables
Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.
Accounting policies
Trade payables are not interest-bearing and are stated at their nominal value.

	2025 €m	2024 € m

Included within non-current liabilities

Other payables	245	222

Insurance liabilities	226	254

Accruals	40	41

Contract liabilities	812	343

Derivative financial instruments 1	1,824	1,468

	3,147	2,328

Included within current liabilities

Trade payables 2	6,157	5,613

Amounts owed to associates and joint ventures	332	346

Other taxes and social security payable	846	887

Other payables	1,038	846

Insurance liabilities	54	48

Accruals 3	4,138	4,037

Contract liabilities	1,416	1,565

Derivative financial instruments 1	82	56

	14,063	13,398
Notes:

1.
Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of
€
2,198 million (1 April 2024:
€
1,772 million); suppliers had drawn early payments of
€
1,443 million relating to these invoices at 31 March 2025.

3.	Includes € 132 million (2024: € nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in February 2025.
The carrying amounts of trade and other payables approximate their fair value.
Materially all of the
€
1,565 million recorded as current contract liabilities at 1 April 2024 was recognised as revenue during the year.
Insurance liabilities included within
non-current
liabilities include
€
226 million (2024:
€
254 million) in respect of the
re-insurance
of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.
The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.
Supplier financing arrangements
Trade payables
The Group evaluates supplier arrangements against a number of indicators to assess if the payable continues to hold the characteristics of a trade payable or should be classified as borrowings; these indicators include whether the payment terms exceed the shorter of customary payment terms in the industry or 180 days. At 31 March 2025, none of the payables subject to supplier financing arrangements met the criteria to be reclassified as borrowings.
Supply chain financing arrangements
The Group offers eligible suppliers the opportunity to use supply chain financing (‘SCF’), allowing suppliers that decide to use it to receive payment earlier than the invoice due date. The Group does not provide any financial guarantees to the financial institutions that run the SCF programme and continues to cash settle supplier payables in accordance with their contractual terms.
The Group does not use the SCF programme to extend its payments terms with suppliers except for
€
148 million of Trade payables for which the Group has extended payment terms from 30 to 90 days (31 March 2024:
€
nil) via the use of reverse factoring.
Payment terms
The Group has a range of payment terms up to 180 days for both SCF and non-SCF
invoices. The majority of
non-SCF
and SCF invoices by value are payable under 30 and 90 days respectively.